Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
15.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss, net of tax of nil, were as follows:

	Foreign currency translation	Total
	$	$
Balance as of January 1, 2019	(2,143)	(2,143)
Current year other comprehensive income	239	239
Balance as of December 31, 2019	(1,904)	(1,904)
Current year other comprehensive income	661	661
Balance as of December 31, 2020	(1,243)	(1,243)
Current year other comprehensive loss income (loss)	152	152
Balance as of December 31, 2021	(1,091)	(1,091)